Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.7%
AGL Energy Ltd.	10,125	$158,422
BHP Group PLC	51,678	1,218,993
CIMIC Group Ltd.	3,645	129,790
Coca-Cola Amatil Ltd.	10,773	66,727
Cochlear Ltd.	2,430	320,401
Dexus	27,378	240,875
Flight Centre Travel Group Ltd.	1,944	52,542
GPT Group (The)	46,332	186,860
Harvey Norman Holdings Ltd.	17,253	50,639
Lendlease Group	16,475	154,226
Medibank Pvt Ltd.	44,145	88,864
Mirvac Group	152,604	303,971
Rio Tinto Ltd.	11,178	750,337
South32 Ltd.	136,728	321,428
Telstra Corp. Ltd.	105,948	252,052
Washington H Soul Pattinson & Co. Ltd.	5,184	83,885

		4,380,012

Belgium — 0.6%
Ageas	5,265	277,323
Colruyt SA	2,835	204,166
UCB SA	3,645	288,888

		770,377

Brazil — 0.5%
BB Seguridade Participacoes SA	16,200	115,893
Cia. de Saneamento Basico do Estado de Sao Paulo	8,500	101,132
Engie Brasil Energia SA	10,850	122,197
Sul America SA	8,750	69,109
TIM Participacoes SA	64,817	191,811

		600,142

Canada — 2.5%
CAE Inc.	12,312	285,193
CGI Inc.(a)	3,645	261,290
CI Financial Corp.	7,047	100,948
Constellation Software Inc./Canada	567	498,241
Empire Co. Ltd., Class A, NVS	4,779	105,868
Finning International Inc.	4,374	78,200
First Capital Realty Inc.	4,706	74,690
Husky Energy Inc.	8,667	93,680
IA Financial Corp. Inc.(a)	3,580	141,955
Kinross Gold Corp.(a)	30,942	97,988
Magna International Inc.	9,477	525,349
Methanex Corp.	1,863	101,709
Metro Inc.	6,885	248,233
Teck Resources Ltd., Class B	14,094	331,919
West Fraser Timber Co. Ltd.	1,539	78,906

		3,024,169

Chile — 0.1%
Aguas Andinas SA, Class A	207,441	119,026

China — 8.3%
51job Inc., ADR(a)	1,053	97,234
Agile Group Holdings Ltd.	162,000	244,898
Agricultural Bank of China Ltd., Class H	891,000	411,122
Anhui Conch Cement Co. Ltd., Class H	40,500	247,014
China Agri-Industries Holdings Ltd.	405,000	130,605
China Conch Venture Holdings Ltd.	81,000	273,600
China Construction Bank Corp., Class H	2,268,000	2,003,370
China Everbright Bank Co. Ltd., Class H	162,000	79,912

Security	Shares	Value

China (continued)
China Longyuan Power Group Corp. Ltd., Class H	81,000	$55,752
China Mobile Ltd.	162,000	1,543,516
China Petroleum & Chemical Corp., Class H	648,000	498,055
China Railway Group Ltd., Class H	81,000	63,806
China Shenhua Energy Co. Ltd., Class H	81,000	179,027
China Telecom Corp. Ltd., Class H	324,000	167,670
CNOOC Ltd.	486,000	878,410
Dali Foods Group Co. Ltd.(b)	121,500	86,416
Dongfeng Motor Group Co. Ltd., Class H	170,000	164,899
Guangdong Investment Ltd.	170,000	318,531
Hanergy Thin Film Power Group Ltd.(a)(c)	659	—
Huaneng Renewables Corp. Ltd., Class H	162,000	46,667
Inner Mongolia Yitai Coal Co. Ltd., Class B	74,700	89,416
Kingboard Holdings Ltd.	40,500	131,896
Kunlun Energy Co. Ltd.	162,000	170,974
Lee & Man Paper Manufacturing Ltd.	83,000	67,285
Luye Pharma Group Ltd.(b)	121,500	109,956
Nine Dragons Paper Holdings Ltd.	83,000	76,701
People’s Insurance Co. Group of China Ltd. (The), Class H	405,000	165,709
PICC Property & Casualty Co. Ltd., Class H	206,000	231,328
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,400	67,812
Shui On Land Ltd.	324,000	78,879
Sihuan Pharmaceutical Holdings Group Ltd.	486,000	130,708
Sun Art Retail Group Ltd.	121,500	106,085
Towngas China Co. Ltd.	162,000	128,850
Yuexiu Property Co. Ltd.	810,000	187,906
Yum China Holdings Inc.	11,016	523,701
YY Inc., ADR(a)	1,863	157,628

		9,915,338

Colombia — 0.2%
Ecopetrol SA	201,690	186,069

Denmark — 0.1%
Demant A/S(a)(d)	2,106	66,389
H Lundbeck A/S	2,025	85,114

		151,503

Finland — 0.2%
Elisa OYJ	4,698	199,177
Orion OYJ, Class B	2,511	83,381

		282,558

France — 2.1%
Arkema SA	2,130	218,323
Atos SE	2,835	291,602
Cie. Generale des Etablissements Michelin SCA	4,536	585,365
CNP Assurances	4,212	99,317
Eutelsat Communications SA	4,374	78,872
Faurecia SA	2,754	139,753
Ipsen SA	1,377	160,648
Renault SA	5,508	375,431
SCOR SE	4,698	191,437
SES SA	9,234	156,987
Societe BIC SA	891	76,738
Ubisoft Entertainment SA(a)	1,215	115,795

		2,490,268

Germany — 0.8%
Covestro AG(b)	3,850	210,342
Deutsche Lufthansa AG, Registered	7,452	179,723
Hannover Rueck SE	1,620	244,008
HUGO BOSS AG	1,871	130,339

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
OSRAM Licht AG	2,592	$88,569
RTL Group SA	1,215	68,219

		921,200

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 1.1%
Hongkong Land Holdings Ltd.	40,500	282,285
Kerry Properties Ltd.	40,500	172,936
NWS Holdings Ltd.	85,000	176,600
Sino Land Co. Ltd.	170,000	299,029
Swire Properties Ltd.	66,000	267,940
Yue Yuen Industrial Holdings Ltd.	40,500	130,863

		1,329,653

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,262	94,808

India — 0.4%
GAIL India Ltd.	23,895	122,285
Hindustan Petroleum Corp. Ltd.	19,764	82,760
Indian Oil Corp. Ltd.	41,715	94,791
Tech Mahindra Ltd.	10,368	124,633

		424,469

Indonesia — 0.2%
Adaro Energy Tbk PT	461,700	42,282
Indah Kiat Pulp & Paper Corp. Tbk PT	186,300	96,745
Kalbe Farma Tbk PT	826,200	89,578

		228,605

Israel — 0.1%
Israel Chemicals Ltd.	21,951	116,125

Italy — 0.4%
Fiat Chrysler Automobiles NV	29,808	458,796
Moncler SpA	1,863	76,353

		535,149

Japan — 6.2%
Alfresa Holdings Corp.	8,100	225,091
Asahi Kasei Corp.	40,500	415,636
Astellas Pharma Inc.	40,500	548,727
Brother Industries Ltd.	8,500	166,604
Dai Nippon Printing Co. Ltd.	8,100	191,491
Daicel Corp.	8,100	90,327
Electric Power Development Co. Ltd.	8,100	187,636
Hakuhodo DY Holdings Inc.	8,500	142,945
ITOCHU Corp.	49,800	894,276
JFE Holdings Inc.	16,200	277,091
JSR Corp.	8,100	122,764
Kakaku.com Inc.	16,200	331,636
Kobe Steel Ltd.	8,100	61,746
Konica Minolta Inc.	26,600	266,060
Kuraray Co. Ltd.	24,900	332,447
Marubeni Corp.	72,900	520,429
Medipal Holdings Corp.	8,500	190,415
Mitsubishi Chemical Holdings Corp.	40,500	286,946
Mitsubishi Tanabe Pharma Corp.	17,500	219,663
Nisshin Seifun Group Inc.	8,500	197,208
Obayashi Corp.	16,200	158,400
Oji Holdings Corp.	16,200	96,873
Sekisui Chemical Co. Ltd.	16,200	259,055
Stanley Electric Co. Ltd.	8,500	229,719

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	24,300	$120,436
Teijin Ltd.	8,100	138,691
Tokyo Electric Power Co. Holdings Inc.(a)	56,700	319,709
Toppan Printing Co. Ltd.	500	8,085
Tosoh Corp.	16,600	266,047
Yokogawa Electric Corp.	8,100	168,582

		7,434,735

Malaysia — 0.1%
AirAsia Group Bhd	89,100	58,832
Sime Darby Bhd	72,900	40,907
Top Glove Corp. Bhd	48,600	57,246

		156,985

Netherlands — 0.8%
Aegon NV	50,301	262,470
AerCap Holdings NV(a)	3,726	184,958
Koninklijke Vopak NV	1,863	82,993
NN Group NV	8,748	380,587

		911,008

Poland — 0.1%
Jastrzebska Spolka Weglowa SA(a)	4,455	67,556
PGE Polska Grupa Energetyczna SA(a)	33,291	82,791

		150,347

Qatar — 0.1%
Barwa Real Estate Co.	3,335	31,659
Ooredoo QPSC	3,628	64,495
Qatar Electricity & Water Co. QSC	736	33,614

		129,768

Russia — 1.4%
Gazprom PJSC, ADR	36,693	183,245
LUKOIL PJSC, ADR	13,215	1,120,368
LUKOIL PJSC, ADR, New	1,122	95,931
Surgutneftegas PJSC, ADR	56,850	212,733
Surgutneftegas PJSC, ADR, New	4,710	17,842

		1,630,119

Saudi Arabia — 0.0%
Alinma Bank	15	108
Saudi Electricity Co.	20	91

		199

Singapore — 0.3%
ComfortDelGro Corp. Ltd.	72,900	144,065
UOL Group Ltd.	24,300	135,317
Yangzijiang Shipbuilding Holdings Ltd.	97,200	112,110

		391,492

South Africa — 0.3%
Exxaro Resources Ltd.	6,075	69,211
Kumba Iron Ore Ltd.	3,726	111,406
Mondi Ltd.	6,156	135,386

		316,003

South Korea — 1.5%
DB Insurance Co. Ltd.	1,539	90,115
E-MART Inc.	567	83,486
GS Holdings Corp.	1,539	68,508
Hankook Tire Co. Ltd.	2,916	99,226
Hyundai Marine & Fire Insurance Co. Ltd.	2,106	68,959
LG Corp.	2,997	187,288
SK Hynix Inc.	16,767	1,133,924

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	486	$102,971

		1,834,477

Spain — 0.1%
Mapfre SA	45,360	135,984

Sweden — 0.3%
Boliden AB	6,804	201,827
ICA Gruppen AB	2,430	87,801
L E Lundbergforetagen AB, Class B	2,592	88,501

		378,129

Switzerland — 1.5%
Adecco Group AG, Registered	4,131	237,238
Baloise Holding AG, Registered	1,300	222,748
Barry Callebaut AG, Registered	85	155,652
Coca-Cola HBC AG(a)	5,103	182,346
Kuehne + Nagel International AG, Registered	1,296	188,295
Partners Group Holding AG	483	363,838
Swiss Life Holding AG, Registered	891	418,919

		1,769,036

Taiwan — 1.0%
AU Optronics Corp.	405,000	144,825
Compal Electronics Inc.	567,000	366,061
Innolux Corp.	243,000	77,852
Inventec Corp.	85,000	68,218
Novatek Microelectronics Corp.	2,000	13,042
Synnex Technology International Corp.	85,000	105,903
Taiwan Business Bank	509,904	210,390
United Microelectronics Corp.	340,000	147,989
Winbond Electronics Corp.	81,000	42,071

		1,176,351

Thailand — 0.3%
Glow Energy PCL, NVDR	8,100	23,215
IRPC PCL, NVDR	267,300	47,306
PTT Exploration & Production PCL, NVDR	8,100	33,872
PTT Global Chemical PCL, NVDR	8,100	17,443
Robinson PCL, NVDR	105,300	192,129
Thai Oil PCL, NVDR	40,500	87,851

		401,816

Turkey — 0.0%
Turkiye Sise ve Cam Fabrikalari AS	7,371	7,532

United Arab Emirates — 0.1%
Aldar Properties PJSC	186,948	90,595

United Kingdom — 3.5%
3i Group PLC	26,649	371,902
Admiral Group PLC	6,804	195,496
Barratt Developments PLC	29,160	228,771
Berkeley Group Holdings PLC	3,750	183,619
Burberry Group PLC	12,960	340,778
Capri Holdings Ltd.(a)	5,022	221,370
Carnival PLC	5,022	264,169
Direct Line Insurance Group PLC	22,194	95,306
Hargreaves Lansdown PLC	7,614	224,030
Investec PLC	22,923	144,935
J Sainsbury PLC	44,955	130,397
Kingfisher PLC	44,226	152,267
Marks & Spencer Group PLC	29,079	108,381
Meggitt PLC	23,004	163,261
Mondi PLC	7,140	156,422

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	24,219	$262,120
Persimmon PLC	9,165	267,156
Royal Mail PLC	27,540	90,762
Segro PLC	26,406	233,534
Taylor Wimpey PLC	91,692	216,835
Wm Morrison Supermarkets PLC	62,775	176,685

		4,228,196

United States — 59.2%
Abiomed Inc.(a)	1,215	337,053
Accenture PLC, Class A	15,905	2,905,366
Acuity Brands Inc.	810	118,527
Advance Auto Parts Inc.	2,106	350,270
Affiliated Managers Group Inc.	1,701	188,675
Aflac Inc.	20,574	1,036,518
Agilent Technologies Inc.	8,829	693,076
AGNC Investment Corp.	7,614	135,453
Akamai Technologies Inc.(a)	4,698	376,122
Align Technology Inc.(a)	2,025	657,477
Alliant Energy Corp.	5,913	279,271
Allstate Corp. (The)	7,776	770,291
Ally Financial Inc.	11,097	329,692
Ameren Corp.	8,343	607,120
American Financial Group Inc./OH	1,525	157,883
ANSYS Inc.(a)	2,835	555,093
Anthem Inc.	6,480	1,704,434
Arch Capital Group Ltd.(a)	10,206	344,759
Archer-Daniels-Midland Co.	15,228	679,169
Arrow Electronics Inc.(a)	1,863	157,442
Assurant Inc.	1,377	130,815
Athene Holding Ltd., Class A(a)	2,916	131,687
Atmos Energy Corp.	3,750	383,775
Autoliv Inc.	2,349	184,373
Avery Dennison Corp.	2,430	268,879
Best Buy Co. Inc.	7,209	536,422
Biogen Inc.(a)	5,346	1,225,517
BorgWarner Inc.	5,265	219,919
Broadridge Financial Solutions Inc.	3,175	375,063
Bunge Ltd.	3,645	191,034
Burlington Stores Inc.(a)	1,620	273,634
Cadence Design Systems Inc.(a)	7,695	533,879
Camden Property Trust	2,187	220,122
CDW Corp./DE	4,212	444,787
Celanese Corp.	4,542	490,036
Cerner Corp.(a)	6,642	441,361
CH Robinson Worldwide Inc.	3,888	314,928
Chipotle Mexican Grill Inc.(a)	729	501,581
Cigna Corp.	10,206	1,621,121
Citizens Financial Group Inc.	11,826	428,101
Comerica Inc.	4,293	337,387
Consolidated Edison Inc.	7,776	669,980
Cooper Companies Inc. (The)	1,215	352,253
Copart Inc.(a)	5,751	387,157
Cummins Inc.	3,726	619,597
Darden Restaurants Inc.	3,240	381,024
Delta Air Lines Inc.	4,455	259,682
Discovery Inc., Class A(a)	4,131	127,648
Discovery Inc., Class C, NVS(a)	7,695	221,308
Dollar General Corp.	7,047	888,556
Dover Corp.	3,159	309,708
East West Bancorp. Inc.	3,920	201,802

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Eastman Chemical Co.	3,969	$313,075
Eaton Corp. PLC	9,882	818,427
Eaton Vance Corp., NVS	3,159	131,320
Everest Re Group Ltd.	729	171,680
Evergy Inc.	3,321	192,020
Exelon Corp.	20,655	1,052,372
Expeditors International of Washington Inc.	4,617	366,682
F5 Networks Inc.(a)	2,025	317,722
Fastenal Co.	7,857	554,311
Fidelity National Financial Inc.	7,452	297,707
Flex Ltd.(a)	16,119	177,954
FLIR Systems Inc.	3,969	210,119
Fluor Corp.	3,726	148,034
Fortinet Inc.(a)	3,159	295,114
Gap Inc. (The)	6,480	168,998
Garmin Ltd.	3,159	270,853
H&R Block Inc.	4,455	121,221
HCA Healthcare Inc.	7,047	896,590
Henry Schein Inc.(a)	3,402	217,932
Hewlett Packard Enterprise Co.	36,693	580,116
HollyFrontier Corp.	4,698	224,236
Hormel Foods Corp.	7,938	317,044
Humana Inc.	3,402	868,905
Huntington Ingalls Industries Inc.	1,458	324,522
IAC/InterActiveCorp.(a)	2,430	546,361
IDEX Corp.	2,754	431,442
Ingredion Inc.	2,215	209,871
Interpublic Group of Companies Inc. (The)	8,262	190,026
Intuit Inc.	6,156	1,545,525
Intuitive Surgical Inc.(a)	3,240	1,654,441
Jack Henry & Associates Inc.	1,385	206,448
Jacobs Engineering Group Inc.	3,807	296,718
Jazz Pharmaceuticals PLC(a)	1,539	199,716
JB Hunt Transport Services Inc.	3,159	298,462
JM Smucker Co. (The)	3,078	377,455
Jones Lang LaSalle Inc.	1,622	250,713
Juniper Networks Inc.	9,396	260,927
KLA-Tencor Corp.	4,131	526,620
Kohl’s Corp.	4,698	334,028
Kroger Co. (The)	20,169	519,957
L3 Technologies Inc.	2,025	442,624
Laboratory Corp. of America Holdings(a)	2,025	323,838
Lear Corp.	1,782	254,826
Leggett & Platt Inc.	5,117	201,405
Liberty Property Trust	3,321	164,854
Lincoln National Corp.	5,832	389,111
Loews Corp.	7,209	369,750
Lululemon Athletica Inc.(a)	2,754	485,668
LyondellBasell Industries NV, Class A	9,153	807,569
Macy’s Inc.	8,262	194,487
ManpowerGroup Inc.	1,458	140,026
Marvell Technology Group Ltd.(d)	11,178	279,674
Maxim Integrated Products Inc.	7,290	437,400
Mettler-Toledo International Inc.(a)(d)	729	543,295
Micron Technology Inc.(a)	27,190	1,143,611
Motorola Solutions Inc.	4,455	645,574
National Retail Properties Inc.	3,483	183,275
NetApp Inc.	7,128	519,275
Nordstrom Inc.	3,321	136,227
NVR Inc.(a)	85	267,961

Security	Shares	Value

United States (continued)
OGE Energy Corp.	5,346	$226,350
Old Dominion Freight Line Inc.	1,788	266,913
Owens Corning	3,159	161,962
Paychex Inc.	8,910	751,202
Pinnacle West Capital Corp.	2,673	254,657
Principal Financial Group Inc.	7,776	444,476
Progressive Corp. (The)	15,633	1,221,719
PVH Corp.	2,430	313,446
Quest Diagnostics Inc.	3,807	366,919
Ralph Lauren Corp.	1,701	223,818
Raymond James Financial Inc.	3,321	304,104
Regions Financial Corp.	28,998	450,339
Reinsurance Group of America Inc.	1,612	244,234
ResMed Inc.	4,050	423,265
Robert Half International Inc.	3,402	211,230
Rockwell Automation Inc.	3,586	648,026
Rollins Inc.	4,131	159,746
Ross Stores Inc.	10,368	1,012,539
Seagate Technology PLC	6,885	332,683
SEI Investments Co.	3,645	198,470
Skyworks Solutions Inc.	4,941	435,697
Snap-on Inc.	1,134	190,830
Southwest Airlines Co.	4,050	219,632
Spirit AeroSystems Holdings Inc., Class A	2,511	218,206
Synopsys Inc.(a)	4,050	490,374
T Rowe Price Group Inc.	6,658	715,735
Tapestry Inc.	8,586	277,070
Target Corp.	13,527	1,047,260
TE Connectivity Ltd.	9,558	914,223
Teleflex Inc.	1,328	380,047
Textron Inc.	7,209	382,077
Tiffany & Co.	2,835	305,670
Torchmark Corp.	2,592	227,215
Tractor Supply Co.	2,754	285,039
UGI Corp.	4,131	225,181
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,377	480,545
United Continental Holdings Inc.(a)	1,620	143,953
United Rentals Inc.(a)	2,592	365,265
United Therapeutics Corp.(a)	1,863	191,088
Universal Health Services Inc., Class B	1,863	236,359
Unum Group	8,100	299,052
Valero Energy Corp.	11,664	1,057,458
Varian Medical Systems Inc.(a)	2,535	345,191
Viacom Inc., Class B, NVS	8,748	252,905
Vistra Energy Corp.	7,047	192,031
Voya Financial Inc.	5,832	320,118
Waters Corp.(a)	2,268	484,309
WellCare Health Plans Inc.(a)	1,215	313,895
WR Berkley Corp.	4,950	303,435
WW Grainger Inc.	1,458	411,156
Zions Bancorp. N.A.	4,779	235,748

		71,035,803

Total Common Stocks — 98.2% (Cost: $114,569,451)		117,748,048

Preferred Stocks

Brazil — 0.4%
Itausa-Investimentos Itau SA, Preference Shares, NVS	148,376	447,348

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	21,627	$76,939

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	2,106	91,528
Porsche Automobil Holding SE, Preference Shares, NVS	4,536	314,364

		405,892

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	24,381	776,419

Total Preferred Stocks — 1.4% (Cost: $1,630,506)		1,706,598

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	909,593	909,956
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	166,332	166,332

		1,076,288

Total Short-Term Investments — 0.9% (Cost: $1,076,242)		1,076,288

Total Investments in Securities — 100.5% (Cost: $117,276,199)		120,530,934

Other Assets, Less Liabilities — (0.5)%		(567,898)

Net Assets — 100.0%		$119,963,036

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	288,429	621,164	909,593	$909,956	$2,209	(a)	$42	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,840	137,492	166,332	166,332	3,004		—	—

				$1,076,288	$5,213		$42	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Global ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$117,748,046	$—	$2	$117,748,048
Preferred Stocks	1,706,598	—	—	1,706,598
Money Market Funds	1,076,288	—	—	1,076,288

	$120,530,932	$—	$2	$120,530,934

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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